Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table Total for PEOs			Compensation Actually Paid to PEOs(2)			Average Summary Compen-sation Table Total for Non-PEO NEOs(3)	Average Compen-sation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(6)	FFO per share – diluted, as adjusted (7)

	PEO#1	PEO#2	PEO#3	PEO#1	PEO#2	PEO#3			ARE Total Stock-holder Return(4)	Peer Group Total Stock-holder Return(5)
2022	$13,035,517	$9,289,388	$7,231,836	$5,240,793	$1,066,125	$(874,179)	$7,931,051	$3,771,122	$97.75	$62.07	$670,701,000	$8.42
2021	$12,701,393	$8,274,131	$8,320,228	$20,240,869	$15,720,892	$15,766,043	$7,301,308	$10,927,591	$145.09	$99.51	$654,282,000	$7.76
2020	$11,788,493	$8,040,857	$8,089,773	$16,477,994	$11,907,425	$11,957,114	$5,499,035	$7,052,360	$113.27	$81.56	$827,171,000	$7.30

Company Selected Measure Name	FFO per share – diluted, as adjusted (7)
Named Executive Officers, Footnote [Text Block]	Joel S. Marcus is Principle Executive Officer (“PEO”) #1, Peter M. Moglia is PEO #2, and Stephen A. Richardson is PEO #3 for all years shown. For 2022, our Non-PEO NEOs included Dean A. Shigenaga, Daniel J. Ryan, Hunter L. Kass, and Vincent R. Ciruzzi. For 2021, our Non-PEO NEOs included Dean A. Shigenaga, Daniel J. Ryan, Hunter L. Kass, and John H. Cunningham. For 2020, our Non-PEO NEOs included Dean A. Shigenaga, Daniel J. Ryan, Vincent R. Ciruzzi, and John H. Cunningham.
Peer Group Issuers, Footnote [Text Block]	As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the FTSE Nareit Equity Office Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our NEOs is described under “2022 Peer Group” on page 60.
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid to our PEOs, and the average compensation actually paid to the Non-PEO NEOs, the following adjustments were made to the amounts reported in the “Summary Compensation Table” on page 98, in accordance with the requirements of Item 402(v) of Regulation S-K:

				Stock Awards Unvested at Year-End		Stock Awards Vested During the Covered Year		Dividend Paid on Unvested Stock During Covered Year	Pension Plan Service Cost Less Change in Pension Value	Compensation Actually Paid
Name	Year	Total Compen-sation From Summary Compensation Table	Less Stock Awards From Summary Compensation Table	Year-End Fair Value of Awards Granted in Covered Year	Year-Over-Year Change in Fair Value of Awards Granted in Prior Years	Grants Made in Covered Year: Fair Value on Vesting Date	Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End
PEO#1	2022	$13,035,517	$6,781,445	$4,352,870	$(5,371,524)	$362,677	$(925,090)	$567,788	$—	$5,240,793
	2021	$12,701,393	$5,073,393	$7,197,162	$4,506,694	$519,790	$(197,212)	$586,435	$—	$20,240,869
	2020	$11,788,493	$4,983,975	$6,534,910	$2,528,492	$467,346	$(536,624)	$679,352	$—	$16,477,994

PEO#2	2022	$9,289,388	$6,670,533	$4,087,872	$(4,484,417)	$593,389	$(2,253,189)	$520,863	$(17,248)	$1,066,125
	2021	$8,274,131	$5,874,602	$7,430,726	$4,157,615	$850,643	$305,983	$590,068	$(13,672)	$15,720,892
	2020	$8,040,857	$5,786,344	$6,637,710	$1,786,240	$764,855	$(76,546)	$559,059	$(18,406)	$11,907,425

PEO#3	2022	$7,231,836	$6,670,533	$4,087,872	$(4,484,417)	$593,389	$(2,253,189)	$520,863	$100,000	$(874,179)
	2021	$8,320,228	$5,874,602	$7,430,726	$4,157,615	$850,643	$305,983	$590,068	$(14,618)	$15,766,043
	2020	$8,089,773	$5,786,344	$6,637,710	$1,786,240	$764,855	$(76,044)	$560,604	$(19,680)	$11,957,114

Non-PEO NEOs	2022	$7,931,051	$5,239,154	$4,964,674	$(2,892,156)	$—	$(1,289,093)	$307,498	$(11,698)	$3,771,122
	2021	$7,301,308	$4,350,071	$4,895,140	$1,973,457	$125,007	$700,148	$290,151	$(7,549)	$10,927,591
	2020	$5,499,035	$3,694,189	$4,013,678	$849,739	$—	$107,654	$290,359	$(13,916)	$7,052,360

Non-PEO NEO Average Total Compensation Amount	$ 7,931,051	$ 7,301,308	$ 5,499,035
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,771,122	10,927,591	7,052,360
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate compensation actually paid to our PEOs, and the average compensation actually paid to the Non-PEO NEOs, the following adjustments were made to the amounts reported in the “Summary Compensation Table” on page 98, in accordance with the requirements of Item 402(v) of Regulation S-K:

				Stock Awards Unvested at Year-End		Stock Awards Vested During the Covered Year		Dividend Paid on Unvested Stock During Covered Year	Pension Plan Service Cost Less Change in Pension Value	Compensation Actually Paid
Name	Year	Total Compen-sation From Summary Compensation Table	Less Stock Awards From Summary Compensation Table	Year-End Fair Value of Awards Granted in Covered Year	Year-Over-Year Change in Fair Value of Awards Granted in Prior Years	Grants Made in Covered Year: Fair Value on Vesting Date	Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End
PEO#1	2022	$13,035,517	$6,781,445	$4,352,870	$(5,371,524)	$362,677	$(925,090)	$567,788	$—	$5,240,793
	2021	$12,701,393	$5,073,393	$7,197,162	$4,506,694	$519,790	$(197,212)	$586,435	$—	$20,240,869
	2020	$11,788,493	$4,983,975	$6,534,910	$2,528,492	$467,346	$(536,624)	$679,352	$—	$16,477,994

PEO#2	2022	$9,289,388	$6,670,533	$4,087,872	$(4,484,417)	$593,389	$(2,253,189)	$520,863	$(17,248)	$1,066,125
	2021	$8,274,131	$5,874,602	$7,430,726	$4,157,615	$850,643	$305,983	$590,068	$(13,672)	$15,720,892
	2020	$8,040,857	$5,786,344	$6,637,710	$1,786,240	$764,855	$(76,546)	$559,059	$(18,406)	$11,907,425

PEO#3	2022	$7,231,836	$6,670,533	$4,087,872	$(4,484,417)	$593,389	$(2,253,189)	$520,863	$100,000	$(874,179)
	2021	$8,320,228	$5,874,602	$7,430,726	$4,157,615	$850,643	$305,983	$590,068	$(14,618)	$15,766,043
	2020	$8,089,773	$5,786,344	$6,637,710	$1,786,240	$764,855	$(76,044)	$560,604	$(19,680)	$11,957,114

Non-PEO NEOs	2022	$7,931,051	$5,239,154	$4,964,674	$(2,892,156)	$—	$(1,289,093)	$307,498	$(11,698)	$3,771,122
	2021	$7,301,308	$4,350,071	$4,895,140	$1,973,457	$125,007	$700,148	$290,151	$(7,549)	$10,927,591
	2020	$5,499,035	$3,694,189	$4,013,678	$849,739	$—	$107,654	$290,359	$(13,916)	$7,052,360

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	Funds from operations per share – diluted, as adjusted
•Total stockholder return
•Relative TSR compared to FTSE Nareit Office Index constituents
•Adjusted EBITDA margin
•Net debt to Adjusted EBITDA
•Liquidity

Total Shareholder Return Amount	$ 97.75	145.09	113.27
Net Income (Loss)	$ 670,701,000	$ 654,282,000	$ 827,171,000
Company Selected Measure Amount	8.42	7.76	7.30
Additional 402(v) Disclosure [Text Block]	The amounts reported under this “Average Summary Compensation Total for Non-PEO NEOs” column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the “Summary Compensation Table” on page 98 in each applicable year.TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.Net income attributable to Alexandria as reported in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
ecd_PeerGroupTotalShareholderRtnAmt	$ 62.07	$ 99.51	$ 81.56
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Funds from operations per share – diluted, as adjusted
Non-GAAP Measure Description [Text Block]	As required by Item 402(v) of Regulation S-K, we have determined that funds from operations per share – diluted, as adjusted is the Company-Selected Measure (as defined in Item 402(v)). For information on the Company’s funds from operations, including definitions and a reconciliation from the most directly comparable GAAP measure, see “Non-GAAP Measures and Definitions” under Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total stockholder return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR compared to FTSE Nareit Office Index constituents
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net debt to Adjusted EBITDA
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Liquidity
Joel S. Marcus [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,035,517	12,701,393	11,788,493
PEO Actually Paid Compensation Amount	$ 5,240,793	20,240,869	16,477,994
PEO Name	(1)Joel S. Marcus
Peter M. Moglia [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,289,388	8,274,131	8,040,857
PEO Actually Paid Compensation Amount	$ 1,066,125	15,720,892	11,907,425
PEO Name	Peter M. Moglia
Stephen A. Richardson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,231,836	8,320,228	8,089,773
PEO Actually Paid Compensation Amount	$ (874,179)	15,766,043	11,957,114
PEO Name	Stephen A. Richardson
PEO [Member] | Joel S. Marcus [Member] | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,781,445	5,073,393	4,983,975
PEO [Member] | Joel S. Marcus [Member] | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,352,870	7,197,162	6,534,910
PEO [Member] | Joel S. Marcus [Member] | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,371,524)	4,506,694	2,528,492
PEO [Member] | Joel S. Marcus [Member] | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,677	519,790	467,346
PEO [Member] | Joel S. Marcus [Member] | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(925,090)	(197,212)	(536,624)
PEO [Member] | Joel S. Marcus [Member] | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	567,788	586,435	679,352
PEO [Member] | Joel S. Marcus [Member] | Pension Plan Service Cost Less Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Peter M. Moglia [Member] | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,670,533	5,874,602	5,786,344
PEO [Member] | Peter M. Moglia [Member] | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,087,872	7,430,726	6,637,710
PEO [Member] | Peter M. Moglia [Member] | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,484,417)	4,157,615	1,786,240
PEO [Member] | Peter M. Moglia [Member] | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	593,389	850,643	764,855
PEO [Member] | Peter M. Moglia [Member] | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,253,189)	305,983	(76,546)
PEO [Member] | Peter M. Moglia [Member] | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	520,863	590,068	559,059
PEO [Member] | Peter M. Moglia [Member] | Pension Plan Service Cost Less Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,248)	(13,672)	(18,406)
PEO [Member] | Stephen A. Richardson [Member] | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,670,533	5,874,602	5,786,344
PEO [Member] | Stephen A. Richardson [Member] | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,087,872	7,430,726	6,637,710
PEO [Member] | Stephen A. Richardson [Member] | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,484,417)	4,157,615	1,786,240
PEO [Member] | Stephen A. Richardson [Member] | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	593,389	850,643	764,855
PEO [Member] | Stephen A. Richardson [Member] | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,253,189)	305,983	(76,044)
PEO [Member] | Stephen A. Richardson [Member] | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	520,863	590,068	560,604
PEO [Member] | Stephen A. Richardson [Member] | Pension Plan Service Cost Less Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	100,000	(14,618)	(19,680)
Non-PEO NEO [Member] | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,239,154	4,350,071	3,694,189
Non-PEO NEO [Member] | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,964,674	4,895,140	4,013,678
Non-PEO NEO [Member] | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,892,156)	1,973,457	849,739
Non-PEO NEO [Member] | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	125,007	0
Non-PEO NEO [Member] | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,289,093)	700,148	107,654
Non-PEO NEO [Member] | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	307,498	290,151	290,359
Non-PEO NEO [Member] | Pension Plan Service Cost Less Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,698)	$ (7,549)	$ (13,916)